Balances and transactions with related parties (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Receivables	$ 17,204	$ 19,283
Key management personnel compensation expense	22,074	26,132
SP SYN Participacoes S.A. [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Principle receivables amount	12,854
Accrued interests on receivables	$ 999
Interest rate basis	LIBOR plus 550 basis points
Receivables	$ 13,853	$ 12,993